Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
Fair value measurement
Note 10 — Fair value measurement
The following tables provide the financial assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2010 and December 31, 2009:

	Total carrying		Significant
	value at	Quoted prices in	other	Significant
	December 31,	active markets	observable	unobservable
	2010	(Level 1)	inputs (Level 2)	inputs (Level 3)
	(Dollars in thousands)
Deferred compensation assets	$4,108	$4,108	$—	$—
Derivative assets	$880	$—	$880	$—
Derivative liabilities	$25,200	$—	$25,200	$—

	Total carrying		Significant
	value at	Quoted prices in	other	Significant
	December 31,	active markets	observable	unobservable
	2009	(Level 1)	inputs (Level 2)	inputs (Level 3)
	(Dollars in thousands)
Deferred compensation assets	$3,165	$3,165	$—	$—
Derivative assets	$1,356	$—	$1,356	$—
Derivative liabilities	$28,967	$—	$28,967	$—
Valuation Hierarchy
The Derivatives and Hedging Standard establishes a valuation hierarchy of the inputs (i.e. assumptions that market participants would use in pricing an asset or liability) used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:
Level 1 inputs — quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has ability to access at the measurement date.
Level 2 inputs — inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability. Level 2 inputs include:
1. Quoted prices for similar assets or liabilities in active markets.
2. Quoted prices for identical or similar assets or liabilities in markets that are not active.
3. Inputs other than quoted prices that are observable for the asset or liability.
4. Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 inputs — unobservable inputs for the asset or liability. Unobservable inputs may be used to measure fair value only when observable inputs are not available. Unobservable inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability in achieving the fair value measurement objective of an exit price perspective. An exit price is the price that would be received to sell an asset or paid to transfer a liability.
A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.
Valuation Techniques
The Company has determined the fair value of its financial assets based on Level 1 and Level 2 inputs and the fair value of its financial liabilities based on Level 2 inputs in accordance with the fair value hierarchy established under accounting standards. The Company’s financial assets valued based upon Level 1 inputs are comprised of investments in marketable securities held in trusts which are used to pay benefits under certain of the Company’s deferred compensation plans. Under these plans, participants designate investment options to serve as the basis for measurement of the notional value of their accounts. The investment assets of the trusts are valued using quoted market prices.
The Company’s financial assets valued based upon Level 2 inputs are comprised of foreign currency forward contracts. The Company’s financial liabilities valued based upon Level 2 inputs are comprised of an interest rate swap contract and foreign currency forward contracts. The Company uses foreign currency forward rate contracts to manage currency transaction exposure and interest rate swaps to manage exposure to interest rate changes. The fair value of the foreign currency forward exchange contracts represents the amount required to enter into offsetting contracts with similar remaining maturities based on quoted market prices. The fair value of the interest rate swap contract is developed from market-based inputs under the income approach using cash flows discounted at relevant market interest rates. The Company has taken into account the creditworthiness of the counterparties in measuring fair value. See Note 9, “Financial Instruments” for additional information.